Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Movement in treasury stock

Movement in Class A treasury stock during the year ended 31 December 2022 is as follows:

	No. of Class A
	shares	Thousands of Euros
Balance at 1 January 2022	3,944,430	89,959
Disposal Class A shares	—	—
Balance at 31 December 2022	3,944,430	89,959

Movement in Class A treasury stock during the year ended 31 December 2021 is as follows:

	No. of Class A
	shares	Thousands of Euros
Balance at 1 January 2021	—	—
Disposal Class A shares	—	—
Acquisition Class A shares	3,944,430	89,959
Balance at 31 December 2021	3,944,430	89,959

Treasury stock Class B

Movement in Class B treasury stock during 2022 was as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2022	5,070,530	74,230
Disposal Class B shares	(370,746)	(5,428)
Acquisition Class B shares	500,000	3,459
Balance at 31 December 2022	5,199,784	72,261

Movement in Class B treasury stock during 2021 is as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2021	3,012,164	43,734
Disposal Class B shares	(361,530)	(5,248)
Acquisition Class B shares	2,419,896	35,744
Balance at 31 December 2021	5,070,530	74,230

Share capital
Equity
Movement in outstanding shares

Movement in outstanding shares during 2022 is as follows:

	Reference	Class A shares	Class B shares

Balance at 1 January 2022		422,185,368	256,354,580
(Acquisition) / disposal of treasury stock	Note 16 (d)	—	(129,254)
Balance at 31 December 2022		422,185,368	256,225,326

Movement in outstanding shares during 2021 is as follows:

	Reference	Class A shares	Class B shares

Balance at 1 January 2021		426,129,798	258,412,946
(Acquisition) / disposal of treasury stock	Note 16 (d)	(3,944,430)	(2,058,366)
Balance at 31 December 2021		422,185,368	256,354,580

Disclosure of distribution of profit including dividends

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2022, and the distribution of profit approved for 2021, presented at the general meeting held on 10 June 2022, is as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Voluntary reserve	(266,296)	(140,728)
Profit of the Parent	(266,296)	(140,728)

The distribution of profit corresponding to the year ended 31 December 2022 and 2021 are presented in the statement of changes in consolidated equity.

During 2022 no dividend has been paid.

The following dividends were paid in 2021:

	31/12/2021
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	146%	0.36	154,005
Non-voting shares	729%	0.36	93,515
Non-voting shares (preferred dividend)	20%	0.01	2,614
Total dividends paid			250,134